Document And Entity Information	0 Months Ended
Apr. 30, 2014
Document And Entity Information Element
Document Type	485BPOS
Document Period End Date	Dec. 31, 2013
Registrant Name	KP Funds
Central Index Key	0001573386
Amendment Flag	false
Document Creation Date	Apr. 30, 2014
Document Effective Date	Apr. 30, 2014
Prospectus Date	Jan. 05, 2014